Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 97.1%
Communication Services 10.6%
Entertainment 2.9%
Activision Blizzard, Inc.	62,703	4,661,341
Live Nation Entertainment, Inc.*	77,890	5,922,756
Netflix, Inc.*	17,439	4,105,838
Spotify Technology SA*	42,396	3,658,775
Walt Disney Co.*	39,823	3,756,503
		22,105,213
Interactive Media & Services 6.3%
Alphabet, Inc. "A"*	198,520	18,988,438
Alphabet, Inc. "C"*	212,740	20,454,951
Match Group, Inc.*	81,470	3,890,193
Meta Platforms, Inc. "A"*	34,443	4,673,226
		48,006,808
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	79,191	10,625,057
Consumer Discretionary 11.9%
Diversified Consumer Services 1.0%
Terminix Global Holdings, Inc.*	193,706	7,417,003
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	24,269	5,599,829
Planet Fitness, Inc. "A"*	70,616	4,071,718
		9,671,547
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.*	322,777	36,473,801
Multiline Retail 0.8%
Dollar General Corp.	25,845	6,199,182
Specialty Retail 2.8%
Burlington Stores, Inc.*	15,312	1,713,260
CarMax, Inc.*	45,225	2,985,754
Home Depot, Inc.	62,351	17,205,135
		21,904,149
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	20,503	5,731,819
NIKE, Inc. "B"	48,620	4,041,294
		9,773,113
Consumer Staples 3.1%
Beverages 0.8%
Constellation Brands, Inc. "A"	24,658	5,663,450

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	28,115	13,277,871
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	22,636	4,887,112
Financials 5.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	121,344	10,963,430
Consumer Finance 0.5%
American Express Co.	29,654	4,000,621
Insurance 3.8%
Progressive Corp.	247,351	28,744,660
Health Care 12.9%
Biotechnology 0.2%
Exact Sciences Corp.*	45,230	1,469,523
Health Care Equipment & Supplies 3.7%
DexCom, Inc.*	152,805	12,306,914
Hologic, Inc.*	123,413	7,962,607
Intuitive Surgical, Inc.*	26,341	4,937,357
The Cooper Companies, Inc.	10,609	2,799,715
		28,006,593
Health Care Providers & Services 0.7%
agilon health, Inc.*	212,776	4,983,214
Life Sciences Tools & Services 6.8%
Charles River Laboratories International, Inc.*	21,081	4,148,741
Danaher Corp.	70,437	18,193,173
Thermo Fisher Scientific, Inc.	58,764	29,804,513
		52,146,427
Pharmaceuticals 1.5%
Zoetis, Inc.	79,405	11,774,967
Industrials 7.3%
Aerospace & Defense 0.4%
TransDigm Group, Inc.	6,015	3,156,792
Building Products 0.3%
Trex Co., Inc.*	59,471	2,613,156
Electrical Equipment 2.5%
AMETEK, Inc.	112,849	12,798,205
Generac Holdings, Inc.*	37,833	6,739,571
		19,537,776
Machinery 0.6%
Deere & Co.	13,951	4,658,099
Professional Services 2.4%
TransUnion	146,843	8,735,690
Verisk Analytics, Inc.	54,437	9,283,142
		18,018,832

Road & Rail 1.1%
Norfolk Southern Corp.	25,461	5,337,899
Uber Technologies, Inc.*	105,869	2,805,528
		8,143,427
Information Technology 43.3%
IT Services 6.0%
Cloudflare, Inc. "A"*	46,282	2,559,857
Global Payments, Inc.	71,852	7,763,609
Mastercard, Inc. "A"	65,059	18,498,876
PayPal Holdings, Inc.*	40,796	3,511,312
Twilio, Inc. "A"*	41,794	2,889,637
Visa, Inc. "A"	61,065	10,848,197
		46,071,488
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	105,130	6,661,037
Analog Devices, Inc.	67,802	9,447,531
Applied Materials, Inc.	88,209	7,226,963
MKS Instruments, Inc.	38,012	3,141,312
NVIDIA Corp.	92,596	11,240,228
		37,717,071
Software 20.5%
Adobe, Inc.*	39,982	11,003,046
Aspen Technology, Inc.*	17,643	4,202,563
Atlassian Corp. PLC "A"*	18,293	3,852,323
Box, Inc. "A"*	95,609	2,331,904
Dynatrace, Inc.*	115,568	4,022,922
Five9, Inc.*	48,129	3,608,712
Intuit, Inc.	26,561	10,287,607
Microsoft Corp.	327,966	76,383,281
Roper Technologies, Inc.	18,414	6,622,411
Salesforce, Inc.*	62,885	9,045,378
ServiceNow, Inc.*	29,026	10,960,508
Synopsys, Inc.*	48,009	14,667,230
		156,987,885
Technology Hardware, Storage & Peripherals 11.9%
Apple, Inc.	655,460	90,584,572
Materials 0.7%
Construction Materials
Vulcan Materials Co.	33,055	5,213,104
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	10,177	5,789,085
Prologis, Inc.	66,482	6,754,571
		12,543,656
Total Common Stocks (Cost $343,327,036)		743,339,599

Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 2.84% (a) (Cost $23,243,661)	23,243,661	23,243,661

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $366,570,697)	100.1	766,583,260
Other Assets and Liabilities, Net	(0.1)	(629,718)
Net Assets	100.0	765,953,542
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (a) (b)
33,665,520	—	33,665,520 (c)	—	—	22,768	—	—	—
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 2.84% (a)
12,375,306	87,262,321	76,393,966	—	—	61,554	—	23,243,661	23,243,661
46,040,826	87,262,321	110,059,486	—	—	84,322	—	23,243,661	23,243,661

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$743,339,599	$—	$—	$743,339,599
Short-Term Investments	23,243,661	—	—	23,243,661
Total	$766,583,260	$—	$—	$766,583,260

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH3
R-080548-1 (1/23)